DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Under 3 months	$ 29,629	$ 31,514
3 to 12 months	71,489	63,429
Over 12 months	18,399	27,834
Total	$ 119,517	$ 122,777